INTANGIBLE ASSETS, NET (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Intangible Assets Net
Amortization expense	$ 2,560,667
Intangible assets, net	$ 3,107,201